Lease Right-of-Use Asset and Lease Liabilities	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Leases [Abstract]
Lease Right-of-Use Asset and Lease Liabilities
14.	LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES

The Company implemented new accounting policy according to the ASC 842, Leases, on April 1, 2019 on a modified retrospective basis and did not restate comparative periods. Under the new policy, the Company recognized approximately $0.06 million lease liability as well as right-of-use asset for all leases (with the exception of short-term leases) at the commencement date. Lease liabilities are measured at present value of the sum of remaining rental payments as of September 30, 2020, with discounted rate of 4.35%. A single lease cost is recognized over the lease term on a generally straight-line basis. All cash payments of operating lease cost are classified within operating activities in the statement of cash flows.

Lease cost

	Three months ended September 30,		Six months ended September 30,
	2020	2019	2020	2019
Operating lease cost	113,015	142,779	224,721	199,612
Short-term lease cost	-	6,278	-	63,785
	$113,015	$149,057	224,721	263,397

Other information

	Three months ended September 30,		Six months ended September 30,
	2020	2019	2020	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow from operating leases	$113,015	$149,057	$224,721	$263,397
Right-of-use assets obtained in exchange for new operating leases liabilities	28,865	1,633,055	28,865	1,901,008
Weighted average remaining lease term - Operating leases (years)	3.8	4.7	3.8	4.7
Weighted average discount rate - Operating leases	4.35%	4.35%	4.35%	4.35%

13.	LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES

The Company implemented new accounting policy according to the ASC 842, Leases, on April 1, 2019 on a modified retrospective basis and did not restate comparative periods. Under the new policy, the Company recognized approximately $0.06 million lease liability as well as right-of-use asset for all leases (with the exception of short-term leases) at the commencement date. Lease liabilities are measured at present value of the sum of remaining rental payments as of March 31, 2020, with discounted rate of 4.35%. A single lease cost is recognized over the lease term on a generally straight-line basis. All cash payments of operating lease cost are classified within operating activities in the statement of cash flows.

As of March 31, 2020 and March 31, 2019, the right-of use asset and lease liabilities are as follows:

	March 31, 2020	March 31, 2019

Right-of-use asset – operating leases	$1,835,717	$-

Lease liabilities – current portion	443,543	-
Lease liabilities – non-current portion	1,392,174	-
	$1,835,717	$-

Lease cost

	2020	2019

Operating lease cost	451,685	94,986
Short-term lease cost	63,785	-
	515,470	94,986

Other information

	2020	2019

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow from operating leases	$515,470	$-
Right-of-use assets obtained in exchange for new operating leases liabilities	1,982,393	-
Weighted average remaining lease term - Operating leases (years)	4.2	-
Weighted average discount rate - Operating leases	4.35%	-